Contingencies and Capital Commitments (Schedule of Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	$ 2,553
Office Premises [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	2,107
Computer equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	446
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	1,055
Not later than one year [member] | Office Premises [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	820
Not later than one year [member] | Computer equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	235
Later than one year and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	1,248
Later than one year and not later than three years [member] | Office Premises [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	1,072
Later than one year and not later than three years [member] | Computer equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	176
Later than three years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	250
Later than three years and not later than five years [member] | Office Premises [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	215
Later than three years and not later than five years [member] | Computer equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	$ 35